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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
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               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/07


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TAX FREE MONEY FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)


PAR                                                                CURRENT
AMOUNT                                             MATURITY        YIELD AT           AMORTIZED
(000)     DESCRIPTION                              DATE            09-30-07             COST
------------------------------------------------------------------------------------------------
       MUNICIPAL BONDS  100.3%
       7 DAY FLOATERS  70.3%
$ 374  American Pub Energy Agy NE
          Gas Supply Rev Proj Ser A ..........     10/05/07         3.890%           $   374,000
  600  Broward Cnty, FL Ed Fac Auth
          City Coll Proj (LOC:
          Citibank) ..........................     10/05/07         3.880                600,000
  500  Charlotte, NC Ctf Partn
          Convention Fac Proj Rfdg Ser
          B ..................................     10/05/07         3.870                500,000
  300  Colorado Springs, CO Util Rev
          Sub Lien Impt & Rfdg Ser A .........     10/05/07         3.850                300,000
  660  Convention Ctr Auth RI Rev Rfdg
          Ser A (MBIA Insd) ..................     10/05/07         3.760                660,000
  695  Derry Twp, PA Indl & Coml Dev
          Auth Hotel Tax Rev Arena Proj
          (LOC: PNC Bank) ....................     10/05/07         3.880                695,000
  600  Franklin Cnty, TN Hlth & Ed Fac
          Univ of the South (LOC:
          SunTrust Bank) (Acquired
          02/03/00, Cost $600,000) (a) .......     10/05/07         3.870                600,000
  600  Fulton Cnty, GA Dev Auth Rev
          Pace Academy Inc Proj (LOC:
          Bank of America) ...................     10/05/07         3.870                600,000
  600  Gibson Cnty, IN Pollutn Ctl Rev
          Toyota Mtr Mfg Proj Ser A
          (AMT) ..............................     10/05/07         3.970                600,000
  420  Illinois Hsg Dev Auth Multi-Family
          Rev Hsg Vlg Ctr Proj (LOC:
          Fifth Third Bank) ..................     10/05/07         3.880                420,000
  700  Kent Hosp Fin Auth MI Rev Metro
          Hosp Proj Rfdg Ser B (LOC:
          Standard Federal Bank) .............     10/05/07         3.830                700,000


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
  600  Maryland St Trans Auth
          Baltimore/Washington DC Arpt
          Ser A (LOC: State Street Bank
          & Trust) ...........................     10/05/07         3.730                600,000
  650  North Carolina Med Care Comm
          Hlth Sys Rev Mission Saint
          Josephs Rfdg .......................     10/05/07         3.920                650,000
  500  North Miami, FL Ed Fac Rev
          Miami Ctry Day Sch Proj (LOC:
          Bank of America) ...................     10/05/07         3.890                500,000
  200  Oak Forest, IL Rev Weekly
          Mode-Homewood Pool (LOC:
          Fifth Third Bank) ..................     10/05/07         3.880                200,000
  675  Palm Beach Cnty, FL Rev Henry
          Morrison Flagler Proj (LOC:
          Northern Trust) ....................     10/05/07         3.880                675,000
  600  Pennsylvania St Tpk Comm Rev
          Ser A-2 ............................     10/05/07         3.900                600,000
  615  Portland, OR Hsg Auth Rev New
          Mkt West Proj (LOC: Wells
          Fargo Bank) ........................     10/05/07         3.840                615,000
  465  Texas St Mobility Fd Ser B ............     10/05/07         3.770                465,000
  500  Utah Cnty, UT Hosp Rev IHC Hlth
          Svc Inc Ser B ......................     10/05/07         3.930                500,000
  600  Washington St Hsg Fin Comm
          Multi-Family Mtg Rev (LOC:
          Harris Trust & Savings
          Bank) ..............................     10/05/07         3.850                600,000
                                                                                     -----------
       TOTAL 7 DAY FLOATERS .............................................             11,454,000
                                                                                     -----------
       DAILY VARIABLE RATE SECURITIES  30.0%
  500  Alachua Cnty, FL Hlth Fac Auth
          Rev Shands Teaching
          Hosp Ser A (LOC: SunTrust
          Bank) ..............................     10/01/07         4.020                500,000

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
  395  Bell Cnty, TX Hlth Fac Dev Corp
          Rev Scott & White Mem Hosp
          Ser B-2 (MBIA Insd) ................     10/01/07         4.040                395,000
  650  Blount Cnty, TN Pub Bldg Auth
          Loc Govt Pub Impt Ser D 5 B
          (XLCA Insd) ........................     10/01/07         4.100                650,000
  200  Chicago, IL Brd Ed Dedicated
          Rev D 2 (CIFG Insd) ................     10/01/07         4.050                200,000
  300  Collier Cnty, FL Hlth Fac Auth
          Hosp Rev Cleveland Clinic Hlth
          Ser C-1 (LOC: JP Morgan
          Chase Bank) ........................     10/01/07         4.040                300,000
  700  Harris Cnty, TX Hlth Fac Dev
          Corp Rev Saint Lukes Episcopal
          Hosp Ser B .........................     10/01/07         4.040                700,000
  296  Kentucky Inc Pub Energy Auth
          Gas Supply Rev Ser A ...............     10/01/07         4.110                296,000
  600  Pinellas Cnty, FL Hlth Fac Auth
          Rev Dates Pooled Hosp Ln Pgm
          Rfdg (AMBAC Insd) ..................     10/01/07         4.030                600,000
  600  Pitkin Cnty, CO Indl Dev Rev
          Aspen Skiing Co Proj Rfdg Ser A
          (LOC: JP Morgan Chase Bank) ........     10/01/07         4.040                600,000
  650  University Toledo OH Gen
          Receipts Bonds (FGIC Insd) .........     10/01/07         4.050                650,000
                                                                                     -----------
       TOTAL DAILY VARIABLE RATE SECURITIES ..                                         4,891,000
                                                                                     -----------

TOTAL INVESTMENTS  100.3% (b)(c) ........................................            16,345,000

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%) ...........................               (56,325)
                                                                                     -----------

NET ASSETS  100.0% ......................................................           $16,288,675
                                                                                     -----------

Percentages are calculated as a percentage of net assets.

(a) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.7% of net assets.

(b) Securities include a put feature allowing the Fund to periodically put the security back to the issuer at amortized cost on specified dates. The yield shown represents the current yield earned by the Fund based on the most recent reset date. The maturity date shown represents the next put date.

(c) At September 30, 2007, cost is identical for both book and federal income tax purposes.


AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corp.
XLCA - XL Capital Assurance Inc.


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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Van Kampen Tax Free Money Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007